INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9: -	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented

	December 31,
	2024	2023
Original Cost:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,659

	$20,892	$20,892
Accumulated amortization:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,354	2,744

	$20,587	$19,977

Amortized cost	$305	$915

b.	Amortization expense for the years ended December 31, 2024, 2023 and 2022 were $ 610, $ 982 and $ 946, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,
2025	305

Total	$305